Intangible assets (Details Narrative) - USD ($) $ in Millions		6 Months Ended
	Nov. 06, 2019	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Description of exploration rights		The partners and PPSA defined the Development Plans for the field, which are expected to result in a recoverable volume of 10,346 million boe during the term of the Co-participation Agreement, which expires in September 2050. This recoverable volume results in participations in the co-participated area of 26% for the Transfer of Rights Agreement and 74% for the Production Sharing Agreement. Considering the participation of each company in its respective contract and the participation of each contract in the co-participated area, the participation in the area is 92.6% for Petrobras and 3.7% for each of the partners. Within 30 days after the effective date of the Agreement, our partners in the consortium have the right to exercise the purchase option to acquire, each of them, an additional 5% interest.
Atapu [Member]
IfrsStatementLineItems [Line Items]
Amounts bonus paid		$ 240
Sepia [Member]
IfrsStatementLineItems [Line Items]
Amounts bonus paid		428
Transfer of rights agreement and producti on sharing contract
IfrsStatementLineItems [Line Items]
Compensation payable		$ 3,254
Percentage of settlement		60.50%
Interest expenses		$ 14,912
Description of exploration rights	he estimated total compensation due to the Transfer of Rights Agreement (100% Petrobras) by the Production Sharing Contract is US$ 29 billion, which will be recovered in cost oil by the contractors. The amount was calculated based on the Ordinance 213/2019 of MME guidelines and took into account current market parameters, as well as the deferral of the production of the volume contracted under the Transfer of Rights regime, in order to maximize the Net Present Value – Brazilian Government NPV and maintain Petrobras' NPV calculated based on the effective date of the Co-participation Agreement. Since Petrobras has a 90% interest in this Production Sharing Contract, the estimated amount referring to the 10% interest of partners CNOOC and CNODC is US$ 2.9 billion to be received by Petrobras in the month prior to the inception of the contract.
Transfer of rights agreement and producti on sharing contract | Atapu And Sepia [member]
IfrsStatementLineItems [Line Items]
Compensation payable		$ 3,200
Percentage of settlement		68.70%